Intangible Assets	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets	INTANGIBLE ASSETS
Accounting policy
Intangible assets consist of all identifiable non-monetary assets without physical substance. They are stated at cost less accumulated amortisation and accumulated impairment losses, if any. The following are the main categories of intangible assets:

Goodwill
Goodwill is an intangible asset with an indefinite useful life which is not amortised but tested for impairment on an annual basis, or when there is an indication of impairment. The excess of consideration transferred over the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previously held equity interest in the acquiree over the fair value of the group’s share of the identifiable net assets acquired is recorded as goodwill. Goodwill on acquisition of subsidiaries, joint operations and businesses is included in intangible assets. Goodwill on acquisition of associates is included in investments in associates and tested for impairment as part of the overall balance.

Goodwill is tested annually for impairment and carried at cost less accumulated impairment losses. Goodwill is allocated to cash generating units for the purpose of impairment testing. The allocation is made to those cash generating units or groups of cash generating units that are expected to benefit from the business combination in which the goodwill arose. If the composition of one or more cash generating units to which goodwill has been allocated changes due to a re-organisation, the goodwill is re-allocated to the units affected.

The gain or loss on disposal of an entity includes the carrying amount of goodwill relating to the entity sold.

Technology-based assets
Acquired computer software licences that require further internal development are capitalised on the basis of costs incurred to acquire and bring to use the specific software. These technology-based assets are classified as intangible assets with a finite useful life. These assets are amortised on a straight-line basis over their estimated useful lives, which are reviewed annually, as follows:
•Computer software at 20% per year.

Critical accounting estimates and judgements – impairment of goodwill
Due to the wasting nature of mining assets and the finite life of a mine's reserves, the allocation of goodwill to a mine or cash generating unit will eventually result in an impairment charge for the goodwill. The group tests annually whether separately identifiable goodwill has suffered any impairment in accordance with the accounting policy stated in note 2.5. These calculations use estimates as per note 15.

	SA Rand
Figures in million	2021	2020
Goodwill	333	520
Technology-based assets	32	16
Total intangible assets	365	536

Goodwill
The movement in goodwill is as follows:

	SA Rand
Figures in million	2021	2020
Cost
Balance at beginning and end of year	2 675	2 675
Accumulated amortisation and impairments
Balance at beginning of year	2 155	2 155
Impairment[1]	187	—
Balance at end of year	2 342	2 155
Net carrying value	333	520
The net carrying value of goodwill has been allocated to the following cash generating units:
Bambanani	31	218
Moab Khotsong	302	302
Net carrying value	333	520
1    In 2021 R187 million impairment on goodwill was recorded for Bambanani as the carrying value exceeded the recoverable amount. In 2020 no impairment on goodwill was recorded as the recoverable amounts exceeded the carrying values of the related cash generating units. Refer to note 6 for further details on the impairment assessment.
16     INTANGIBLE ASSETS continued
Technology-based assets
The movement in technology-based assets is as follows:

	SA Rand
Figures in million	2021	2020
Cost
Balance at beginning of year	47	39
Additions	21	8
Balance at end of year	68	47

	SA Rand
Figures in million	2021	2020
Accumulated amortisation and impairments
Balance at beginning of year	31	26
Amortisation charge	5	5
Balance at end of year	36	31
Net carrying value	32	16